First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.0%
	Air Freight & Logistics – 1.6%
21,000	FedEx Corp. (a)	$5,563,320
	Automobiles – 0.7%
75,000	General Motors Co. (a)	2,472,750
	Banks – 5.6%
350,000	Huntington Bancshares, Inc. (a)	3,640,000
76,000	JPMorgan Chase & Co. (a)	11,021,520
17,500	PNC Financial Services Group (The), Inc. (a)	2,148,475
100,000	Truist Financial Corp. (a)	2,861,000
		19,670,995
	Beverages – 3.3%
125,000	Coca-Cola (The) Co. (a)	6,997,500
18,500	Constellation Brands, Inc., Class A (a)	4,649,605
		11,647,105
	Biotechnology – 2.2%
51,000	AbbVie, Inc. (a)	7,602,060
	Broadline Retail – 1.5%
40,500	Amazon.com, Inc. (a) (b)	5,148,360
	Capital Markets – 1.2%
52,500	Morgan Stanley (a)	4,287,675
	Chemicals – 2.4%
15,000	Air Products & Chemicals, Inc. (a)	4,251,000
16,500	Sherwin-Williams (The) Co. (a)	4,208,325
		8,459,325
	Communications Equipment – 1.8%
117,500	Cisco Systems, Inc. (a)	6,316,800
	Consumer Staples Distribution & Retail – 1.6%
9,800	Costco Wholesale Corp. (a)	5,536,608
	Diversified Telecommunication Services – 1.3%
112,500	AT&T, Inc. (a)	1,689,750
85,000	Verizon Communications, Inc. (a)	2,754,850
		4,444,600
	Electric Utilities – 2.1%
100,000	Exelon Corp. (a)	3,779,000
155,000	PPL Corp. (a)	3,651,800
		7,430,800
	Entertainment – 2.0%
90,000	Cinemark Holdings, Inc. (a) (b) (c)	1,651,500
15,000	Electronic Arts, Inc. (a)	1,806,000
200,000	Lions Gate Entertainment Corp., Class B (b)	1,574,000
14,000	Take-Two Interactive Software, Inc. (b)	1,965,460
		6,996,960
	Financial Services – 0.4%
24,000	PayPal Holdings, Inc. (a) (b)	1,403,040
	Ground Transportation – 1.5%
70,000	Canadian Pacific Kansas City, Ltd.	5,208,700

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies – 0.8%
53,626	Boston Scientific Corp. (b)	$2,831,453
	Health Care Providers & Services – 2.7%
19,000	UnitedHealth Group, Inc. (a)	9,579,610
	Hotels, Restaurants & Leisure – 3.9%
85,000	Carnival Corp. (a) (b) (c)	1,166,200
10,000	Domino’s Pizza, Inc. (a) (c)	3,787,900
90,000	Las Vegas Sands Corp. (a)	4,125,600
52,000	Restaurant Brands International, Inc.	3,464,240
47,500	Six Flags Entertainment Corp. (a) (b)	1,116,725
		13,660,665
	Industrial Conglomerates – 1.5%
29,000	Honeywell International, Inc. (a)	5,357,460
	Insurance – 4.1%
31,500	Arthur J. Gallagher & Co.	7,179,795
34,500	Chubb, Ltd. (a)	7,182,210
		14,362,005
	Interactive Media & Services – 3.8%
100,000	Alphabet, Inc., Class C (a) (b)	13,185,000
	IT Services – 1.3%
31,500	International Business Machines Corp. (a)	4,419,450
	Life Sciences Tools & Services – 3.9%
29,800	Danaher Corp. (a)	7,393,380
12,000	Thermo Fisher Scientific, Inc. (a)	6,074,040
		13,467,420
	Machinery – 1.4%
18,000	Caterpillar, Inc.	4,914,000
	Metals & Mining – 0.6%
54,000	Freeport-McMoRan, Inc.	2,013,660
	Oil, Gas & Consumable Fuels – 4.9%
33,000	Diamondback Energy, Inc. (a)	5,111,040
50,000	Exxon Mobil Corp. (c)	5,879,000
39,000	Hess Corp. (a) (c)	5,967,000
		16,957,040
	Pharmaceuticals – 4.0%
2,500	Eli Lilly & Co. (a)	1,342,825
76,000	Merck & Co., Inc.	7,824,200
28,000	Zoetis, Inc. (a)	4,871,440
		14,038,465
	Semiconductors & Semiconductor Equipment – 4.8%
5,000	Broadcom, Inc.	4,152,900
119,000	Intel Corp. (a) (c)	4,230,450
47,000	Micron Technology, Inc. (a) (c)	3,197,410
12,000	NVIDIA Corp. (c)	5,219,880
		16,800,640
	Software – 12.0%
7,000	Adobe, Inc. (a) (b) (c)	3,569,300

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
107,000	Microsoft Corp. (a)	$33,785,250
10,000	Synopsys, Inc. (a) (b)	4,589,700
		41,944,250
	Specialized REITs – 2.3%
34,000	Crown Castle, Inc. (a)	3,129,020
107,000	Gaming and Leisure Properties, Inc.	4,873,850
		8,002,870
	Specialty Retail – 0.2%
32,500	Foot Locker, Inc. (a)	563,875
	Technology Hardware, Storage & Peripherals – 10.2%
207,000	Apple, Inc. (a)	35,440,470
	Textiles, Apparel & Luxury Goods – 1.8%
41,000	NIKE, Inc., Class B (a)	3,920,420
80,000	Tapestry, Inc.	2,300,000
		6,220,420
	Tobacco – 1.7%
64,000	Philip Morris International, Inc. (a)	5,925,120
	Wireless Telecommunication Services – 0.9%
23,500	T-Mobile US, Inc. (a) (b)	3,291,175
	Total Common Stocks	335,164,146
	(Cost $254,762,885)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 1.2%
	Capital Markets – 1.2%
215,000	Ares Capital Corp. (a)	4,186,050
	(Cost $3,728,891)
EXCHANGE-TRADED FUNDS – 1.6%
13,000	SPDR® S&P 500® ETF Trust	5,557,240
	(Cost $5,691,946)
	Total Investments – 98.8%	344,907,436
	(Cost $264,183,722)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.0)%
	Call Options Written – (0.0)%
(20)	Adobe, Inc.	$(1,019,800)	$610.00	10/20/23	(320)
(150)	Carnival Corp.	(205,800)	16.00	10/20/23	(1,350)
(250)	Carnival Corp.	(343,000)	17.00	10/20/23	(1,250)
(250)	Cinemark Holdings, Inc.	(458,750)	20.00	10/20/23	(5,500)
(15)	Domino’s Pizza, Inc.	(568,185)	410.00	10/20/23	(5,610)
(15)	Domino’s Pizza, Inc.	(568,185)	430.00	11/17/23	(4,575)
(75)	Exxon Mobile Corp.	(881,850)	125.00	11/17/23	(11,850)
(80)	Hess Corp.	(1,224,000)	170.00	10/20/23	(3,200)
(300)	Intel Corp.	(1,066,500)	41.00	10/20/23	(1,800)
(250)	Micron Technology, Inc.	(1,700,750)	75.00	10/20/23	(6,000)
(25)	NVIDIA Corp.	(1,087,475)	485.00	10/20/23	(5,650)
(200)	S&P 500® Index (d)	(85,761,000)	4,500.00	10/20/23	(56,000)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(325)	S&P 500® Index (d)	$(139,361,625)	$4,525.00	10/20/23	$(53,625)
	Total Written Options				(156,730)
	(Premiums received $502,730)

Net Other Assets and Liabilities – 1.2%	4,029,973
Net Assets – 100.0%	$348,937,409

(a)	All or a portion of these securities are pledged to cover index call options written. At September 30, 2023, the segregated value of these securities amounts to $228,487,549.
(b)	Non-income producing security.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows:
ASSETS TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 335,164,146	$ 335,164,146	$ —	$ —
Common Stocks - Business Development Companies*	4,186,050	4,186,050	—	—
Exchange-Traded Funds	5,557,240	5,557,240	—	—
Total Investments	$ 344,907,436	$ 344,907,436	$—	$—

LIABILITIES TABLE
	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$ (156,730)	$ (153,530)	$ (3,200)	$ —

*	See Portfolio of Investments for industry breakout.